UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%

	Shares	Value

CONSUMER DISCRETIONARY — 8.0%

El Pollo Loco Holdings *	505,000	$5,050,000

Helen of Troy *	315,000	28,082,250

Hibbett Sports *	275,395	7,490,744

John Wiley & Sons, Cl A	670,000	44,186,500

Papa John’s International	265,000	16,430,000

Wolverine World Wide	950,000	28,462,000

		129,701,494

CONSUMER STAPLES — 6.9%

B&G Foods	1,000,000	22,750,000

Boston Beer, Cl A *	95,000	21,294,250

elf Beauty *	975,000	17,715,750

Hostess Brands, Cl A *	750,000	10,537,500

J&J Snack Foods	60,000	8,244,600

Simply Good Foods *	840,000	10,886,400

TreeHouse Foods *	520,000	20,020,000

		111,448,500

FINANCIALS — 18.2%

Argo Group International Holdings	575,000	33,608,750

Bryn Mawr Bank	325,000	14,495,000

Community Bank System	380,000	21,375,000

CVB Financial	885,000	19,602,750

Financial Engines	1,000,000	44,650,000

First Financial Bankshares	270,385	13,397,577

German American Bancorp	350,000	11,812,500

Independent Bank	250,000	18,075,000

James River Group Holdings	205,000	7,445,600

Navigators Group	506,925	28,641,262

Prosperity Bancshares	300,000	21,531,000

Stock Yards Bancorp	310,000	11,609,500

UMB Financial	410,000	31,397,800

Washington Trust Bancorp	305,000	16,897,000

		294,538,739

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2018 (Unaudited)
COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 24.1%

Cantel Medical	75,000	$8,405,250

Cardiovascular Systems *	950,000	21,707,500

Catalent *	600,000	24,666,000

CONMED	485,000	31,539,550

Halyard Health *	275,000	13,026,750

HealthEquity *	151,000	9,916,170

ICU Medical *	70,000	17,619,000

Insulet *	385,000	33,110,000

Integra LifeSciences Holdings *	863,100	53,192,853

Masimo *	110,000	9,870,300

Medidata Solutions *	425,000	30,328,000

NuVasive *	610,000	32,458,100

Omnicell *	550,000	23,705,000

Penumbra *	130,000	16,165,500

Prestige Brands Holdings *	700,000	20,608,000

Supernus Pharmaceuticals *	470,000	22,043,000

Syneos Health, Cl A *	205,000	7,810,500

Teladoc *	335,000	14,405,000

		390,576,473

INDUSTRIALS — 14.4%

Actuant, Cl A	725,000	17,073,750

Brady, Cl A	175,000	6,370,000

Healthcare Services Group	75,000	2,897,250

John Bean Technologies	120,000	12,930,000

Lydall *	485,000	21,631,000

MSA Safety	250,000	21,710,000

Ritchie Bros. Auctioneers	1,250,000	40,912,500

Standex International	245,375	23,789,106

TriMas *	600,000	16,260,000

Welbilt *	1,900,000	36,404,000

Woodward	450,000	32,373,000

		232,350,606

INFORMATION TECHNOLOGY — 18.7%

Blackbaud	375,000	39,360,000

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2018 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued

CommVault Systems *	535,000	$37,423,250

Guidewire Software *	250,000	21,155,000

LogMeIn	300,415	33,105,733

MINDBODY, Cl A *	275,000	10,903,750

New Relic *	525,000	36,692,250

Okta, Cl A *	601,100	25,733,091

Pure Storage, Cl A *	1,250,000	25,287,500

Q2 Holdings *	300,000	14,775,000

Qualys *	452,150	34,792,943

Talend ADR *	346,200	16,894,560

Yext *	473,200	6,312,488

		302,435,565

MATERIALS — 5.1%

Chase	18,900	2,116,800

H.B. Fuller	700,000	34,629,000

Innospec	305,000	22,173,500

Sensient Technologies	350,000	23,327,500

		82,246,800

TOTAL COMMON STOCK (Cost $1,126,261,031)		1,543,298,177

CASH EQUIVALENTS — 4.4%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 1.550%	4,269,644	4,269,644

Fidelity Treasury Portfolio, Cl I, 1.560%	66,217,340	66,217,340

TOTAL CASH EQUIVALENTS (Cost $70,486,984)		70,486,984

TOTAL INVESTMENTS — 99.8% (Cost $1,196,748,015)		$1,613,785,161

Percentages are based on Net Assets of $1,616,942,259. * Non-income producing security. ** Rate reported is the 7-day effective yield as of April 30, 2018.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND APRIL 30, 2018 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2700

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND April 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value

CONSUMER DISCRETIONARY — 8.1%

Advance Auto Parts	280,000	$32,046,000

John Wiley & Sons, Cl A	585,000	38,580,750

Sally Beauty Holdings *	1,493,100	25,815,699

Tractor Supply	550,000	37,400,000

Ulta Beauty *	165,000	41,400,150

		175,242,599

CONSUMER STAPLES — 12.3%

Campbell Soup	510,000	20,797,800

Flowers Foods	2,270,000	51,324,700

Hormel Foods	1,635,000	59,268,750

JM Smucker	305,000	34,794,400

McCormick	315,000	33,204,150

Molson Coors Brewing, Cl B	585,000	41,675,400

TreeHouse Foods *	655,000	25,217,500

		266,282,700

FINANCIALS — 13.3%

Arthur J Gallagher	690,000	48,293,100

Commerce Bancshares	466,250	29,616,200

Cullen/Frost Bankers	350,000	40,057,500

Everest Re Group	210,000	48,860,700

Morningstar	165,000	17,915,700

Northern Trust	520,000	55,510,000

Prosperity Bancshares	465,000	33,373,050

SVB Financial Group *	50,000	14,980,500

		288,606,750

HEALTH CARE — 21.9%

Bio-Techne	77,200	11,650,252

Catalent *	800,000	32,888,000

Cooper	155,000	35,450,050

DENTSPLY SIRONA	860,000	43,292,400

Edwards Lifesciences *	220,000	28,019,200

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND April 30, 2018 (Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued

Henry Schein *	360,000	$27,360,000

Integra LifeSciences Holdings *	1,025,000	63,170,750

Laboratory Corporation of America Holdings *	300,000	51,225,000

Masimo *	145,000	13,010,850

Medidata Solutions *	380,000	27,116,800

NuVasive *	565,000	30,063,650

STERIS PLC	225,000	21,267,000

Veeva Systems, Cl A *	460,000	32,259,800

Waters *	250,000	47,102,500

West Pharmaceutical Services	123,100	10,858,651

		474,734,903

INDUSTRIALS — 14.3%

AMETEK	525,000	36,645,000

Gates Industrial PLC *	1,665,000	26,073,900

IDEX	150,000	20,049,000

Nordson	382,100	49,138,060

Ritchie Bros. Auctioneers	1,120,000	36,657,600

Rockwell Automation	100,000	16,453,000

Stericycle *	505,000	29,648,550

Verisk Analytics, Cl A *	390,000	41,515,500

Wabtec	590,000	52,397,900

		308,578,510

INFORMATION TECHNOLOGY — 21.5%

Akamai Technologies *	215,000	15,404,750

ANSYS *	175,000	28,290,500

Blackbaud	330,000	34,636,800

Guidewire Software *	315,000	26,655,300

LogMeIn	235,500	25,952,100

Okta, Cl A *	520,600	22,286,886

Palo Alto Networks *	300,000	57,753,000

Red Hat *	410,000	66,854,600

Splunk *	605,000	62,103,250

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND April 30, 2018 (Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued

Synopsys *	300,000	$25,653,000

Tableau Software, Cl A *	380,000	32,319,000

WEX *	100,000	16,192,000

Workday, Cl A *	405,000	50,560,200

		464,661,386

MATERIALS — 4.5%

AptarGroup	680,000	63,580,000

International Flavors & Fragrances	115,000	16,244,900

Valvoline	850,000	17,238,000

		97,062,900

TOTAL COMMON STOCK (Cost $1,712,537,820)		2,075,169,748

CASH EQUIVALENTS — 4.3%**
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 1.550%	8,552,153	8,552,153

Fidelity Treasury Portfolio, Cl I, 1.560%	85,985,035	85,985,035

TOTAL CASH EQUIVALENTS (Cost $94,537,188)		94,537,188

TOTAL INVESTMENTS— 100.2% (Cost $1,807,075,008)		$2,169,706,936

Percentages are based on Net Assets of $2,164,857,657.

* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2018.

Cl — Class
PLC — Public Limited Company
As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. For the period ended April 30, 2018, there were no Level 3 securities.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND April 30, 2018 (Unaudited)

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2000

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND April 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value
ARGENTINA — 3.3%

Despegar.com *	1,300	$38,168

MercadoLibre	270	91,695

		129,863

BRAZIL — 4.1%

Ambev ADR	11,200	74,144

Itau Unibanco Holding ADR	6,000	87,180

		161,324

CHINA — 28.4%

Alibaba Group Holding ADR *	1,170	208,892

Baidu ADR *	420	105,378

China Literature (A) *	5,000	40,462

Ctrip.com International ADR *	2,000	81,800

JD.com ADR *	2,240	81,782

Shenzhou International Group Holdings	7,400	81,351

TAL Education Group ADR	1,700	61,914

Tencent Holdings	4,100	202,013

Wuxi Biologics Cayman (A) *	8,500	77,481

Xiabuxiabu Catering Management China Holdings (A)	50,100	86,348

Yum China Holdings	2,000	85,520

		1,112,941

HONG KONG — 5.1%

AIA Group	15,000	134,397

Techtronic Industries	11,500	67,859

		202,256

INDIA — 17.9%

Bajaj Finance	2,370	67,660

Britannia Industries	950	78,470

Dabur India	8,700	48,116

Godrej Consumer Products	4,800	80,434

HDFC Bank	3,000	90,398

Housing Development Finance	6,200	174,740

Maruti Suzuki India	490	64,680

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND April 30, 2018 (Unaudited)
COMMON STOCK — continued

	Shares	Value

INDIA — continued

PI Industries	3,700	$48,003

Syngene International (A)	5,200	48,515

		701,016

KENYA — 2.9%

Safaricom PLC	410,000	115,302

MEXICO — 4.3%

Becle *	33,700	57,075

Gruma, Cl B	4,900	59,659

Regional	8,024	50,856

		167,590

NETHERLANDS — 3.1%

Heineken	1,150	120,993

PERU — 1.8%

Credicorp	300	69,747

SOUTH AFRICA — 4.8%

Clicks Group	6,740	115,236

Discovery	5,400	74,975

		190,211

SOUTH KOREA — 6.9%

Amorepacific	300	98,077

Koh Young Technology	910	86,636

NAVER	130	87,083

		271,796

SPAIN — 1.4%

Prosegur Cash (A)	18,300	53,506

TAIWAN — 4.6%

Gourmet Master	4,030	46,677

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND April 30, 2018 (Unaudited)
COMMON STOCK — continued

	Shares	Value

TAIWAN — continued

Taiwan Semiconductor Manufacturing	17,600	$134,169

		180,846

THAILAND — 1.6%

Thai Beverage	99,000	63,926

UNITED STATES — 1.6%

International Flavors & Fragrances	440	62,154

UNITED KINGDOM — 3.3%

Unilever ADR	2,300	131,376

VIETNAM — 2.3%

Vietnam Dairy Products JSC	11,040	89,260

TOTAL COMMON STOCK (Cost $2,809,581)		3,824,107

CASH EQUIVALENT — 2.8%**

Fidelity Treasury Portfolio, Cl I, 1.560% (Cost $108,603)	108,603	108,603

TOTAL INVESTMENTS — 100.2% (Cost $2,918,184)		$3,932,710

Percentages are based on Net Assets of $3,924,351.
* Non-income producing security.
** Rate reported is the 7-day effective yield as of April 30, 2018.

(A)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING MARKETS FUND April 30, 2018 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company
JSC — Joint Stock Company

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at April 30, 2018:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$129,863	$—	$—	$129,863
Brazil	161,324	—	—	161,324
China	625,286	487,655	—	1,112,941
Hong Kong	—	202,256	—	202,256
India	90,398	610,618	—	701,016
Kenya	—	115,302	—	115,302
Mexico	167,590	—	—	167,590
Netherlands	—	120,993	—	120,993
Peru	69,747	—	—	69,747
South Africa	—	190,211	—	190,211
South Korea	—	271,796	—	271,796
Spain	53,506	—	—	53,506
Taiwan	—	180,846	—	180,846
Thailand	—	63,926	—	63,926
United States	62,154	—	—	62,154
United Kingdom	131,376	—	—	131,376
Vietnam	89,260	—	—	89,260

Total Common Stock	1,580,504	2,243,603	—	3,824,107

Cash Equivalent	108,603	—	—	108,603

Total Investments in Securities	$1,689,107	$2,243,603	$—	$3,932,710

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2018, securities with a total value $2,243,603 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2, or Level 2 and Level 3 assets for the period ended April 30, 2018. All other transfers were considered to have occurred as of the end of the period.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0600

4	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 26, 2018